Critical Accounting Estimates And Judgements	12 Months Ended
Apr. 30, 2024
Critical Accounting Estimates And Judgments [Abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
5.
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

The preparation of the consolidated financial statements in conformity with IFRS required estimates and judgments that affect the amounts reported in the financial statements. Actual results could differ from these estimates and judgments. Estimates are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimate is revised.

Judgments

Business combinations

Acquisitions of a business are accounted for as a business combination if the assets acquired and liabilities assumed constitute a business in accordance with IFRS 3. Judgment is required to determine if the transaction meets the definition of a business combination.

During the year ended April 30, 2022, the Company acquired all the issued and outstanding shares of Idea Family BV, BioStrand BV, BioKey BV, and BioClue BV (collectively “BioStrand”), as detailed in Note 6. Management concluded that BioStrand met the definition of a business and accounted for the transaction as a business combination.

The acquisition of BioStrand includes potential future earn-out payments dependent on the future profitability of the business. Judgment was required to determine whether the payments constitute an exchange for the business or are transactions separate from the business combination. The potential future earn-out payments to the selling shareholders of BioStrand will be accounted for separate from the business combination (see Note 18).

Impairments

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows called a cash-generating unit (“CGU"). Management applies judgment to determine CGUs. Each asset or CGU is evaluated every reporting period to determine whether there are any indicators of impairment. If any such indicators exist, which is often judgment based, a formal estimate of recoverable amount is performed and an impairment charge is recognized to the extent that the carrying amount exceeds the recoverable amount.

The Company performs a goodwill impairment test annually and when circumstances indicate that the carrying value may not be recoverable. For the purposes of impairment testing, goodwill acquired through business combinations has been allocated to three different CGUs, the Company’s Oss and Utrecht locations at IPA Europe, and BioStrand. The goodwill allocated to Oss and Utrecht was $3.1 million and $4.6 million, respectively, as of April 30, 2024. The goodwill allocated to Oss, Utrecht and BioStrand was $3.1 million, $4.7 million, and $11.4 million, respectively, as of April 30, 2023. The goodwill allocated to BioStrand was fully impaired as of April 30, 2024 (see Note 9).

Estimates

Business combinations

At acquisition date, the identifiable assets acquired and liabilities assumed in a business combination are recognized at their fair value. Goodwill is measured as the excess of the consideration transferred over the net of the acquisition-date fair values of the identifiable assets acquired and liabilities assumed. Estimates are required to determine the fair value of assets acquired and liabilities assumed, and estimated fair values may vary from prices that would be achieved in an arm’s length transaction at the acquisition date (see Note 6).

Impairment of long-lived assets

The recoverable amount of an asset or CGU of assets is measured at the higher of fair value less costs of disposal or value in use. These determinations and their individual assumptions require that management make a decision based on the best available information at each reporting period. The estimates and assumptions are subject to risk and uncertainty; hence, there is the possibility that changes in circumstances will alter these projections, which may impact the recoverable amount of the assets. In such circumstances, some or all of the carrying value of the assets may be further impaired or the impairment charge reversed with the impact recorded in profit or loss.

The recoverable amount of each CGU was based on value in use, determined by discounting the future cash flows to be generated from the continuing use of the CGU. The cash flows were projected over a five-year period for the Company's Utrecht and Oss locations, and a seven-year period for BioStrand. The projections are based on past experience and actual operating results.

The Company performed its annual goodwill impairment test for April 2024 and identified impairment of the BioStrand CGU. The values assigned to the key assumptions represented management’s assessment of future trends in the industry and were based on historical data from both internal and external sources. See Note 9 for details on the weighted average cost of capital used in the assessments of the three CGUs.

Useful life of intangible assets

Intangible assets are amortized based on estimated useful life less their estimated residual value. Significant assumptions are involved in the determination of useful life and residual values and no assurance can be given that the actual useful lives and residual values will not differ significantly from current assumptions. Actual useful life and residual values may vary depending on a number of factors including internal technical evaluation, attributes of the assets and experience with similar assets. Changes to these estimates may affect the carrying value of assets, net income (loss) and comprehensive income (loss) in future periods (see Note 8).

Share-based payments

Where equity-settled share options are awarded to employees, the fair value of the options at the date of grant is charged to profit and loss over the vesting period. The Company makes assumptions to determine the estimated forfeiture rate of the share options, and these estimates are reviewed at the end of each reporting period. Changes to these estimates may affect contributed surplus and net income (loss) (see Note 12).